Note 17 - Acquisition/Sales of Assets and Interests, Goodwill (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Change in the balance of goodwill
Balance as of	$ 139	$ 118
Acquisitions in Chile	49
Cumulative translation adjustment	4	21
Balance as of December 31	$ 192	$ 139